Prudential Investments LLC
100 Mulberry Street
Gateway Center Three
Newark, New Jersey 07102-3777

May 3, 2010

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:           The Prudential Variable Contract Account-24 (the “Fund”)
Registration Nos. 33-12362 and 811-05053

Dear Sir/Madam:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 34 to the Fund's registration statement.  This Post-Effective Amendment to the Fund's registration statement was filed electronically via EDGAR on April 20, 2010.

Please call the undersigned at (973) 802-6469 with any questions you may have.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Vice President and Corporate Counsel